SEGMENT INFORMATION (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) segment	Dec. 31, 2022 EUR (€)
SEGMENT INFORMATION
Number of reportable operating Segments | segment	1
Revenue	€ 93,519	€ 84,734
Non-current assets	74,275	74,650
Netherlands
SEGMENT INFORMATION
Revenue	33,552	36,870
Curaao
SEGMENT INFORMATION
Revenue	19,223	17,209
Malta
SEGMENT INFORMATION
Revenue	17,919	14,626
United States
SEGMENT INFORMATION
Revenue	4,684	3,997
Non-current assets	71,132	73,611
Croatia
SEGMENT INFORMATION
Revenue	4,276	3,045
Belgium
SEGMENT INFORMATION
Revenue	3,705	841
Serbia
SEGMENT INFORMATION
Revenue	1,759	1,576
Others
SEGMENT INFORMATION
Revenue	8,401	6,570
Non-current assets	€ 3,143	€ 1,039